Asset Acquisition (Details) - Level 3 [Member]	Jun. 30, 2019 USD ($)
Inventories	$ 47,340
Property and equipment, net	324,203
Teashop rental contracts	202,980
Transfer costs	11,790	[1]
Fair value of assets acquired	$ 586,313

[1]	the transfer cost was charged to expenses at the acquisition date.